Segmentation - Summary of the Amount of Revenue from these Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers [line items]
Revenue from contracts with customers	€ 133,900	€ 86,291	€ 44,249
Total
Disclosure of major customers [line items]
Revenue from contracts with customers	53,137	50,322	22,333
Customer A
Disclosure of major customers [line items]
Revenue from contracts with customers	1,066	23,974	10,702
Customer B
Disclosure of major customers [line items]
Revenue from contracts with customers	647	663	6,566
Customer C
Disclosure of major customers [line items]
Revenue from contracts with customers	€ 0	1,119	5,065
Customer D
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%
Revenue from contracts with customers	€ 51,424	€ 24,566	€ 0
Customer A, B, And C
Disclosure of major customers [line items]
Percentage of entity's revenue			10.00%
Customer A And D
Disclosure of major customers [line items]
Percentage of entity's revenue		10.00%